UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04722

Provident Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

N16 W23217 Stone Ridge Drive,
Suite 310
Waukesha, WI  53188
(Address of principal executive offices) (Zip code)

J. Scott Harkness
Provident Trust Company
N16 W23217 Stone Ridge Drive,
 Suite 310
Waukesha, WI  53188
     (Name and address of agent for service)

1-855-739-9950
    (Registrant's telephone number, including area code)

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

Semiannual Report
March 31, 2018

Provident Trust Strategy Fund
(PROVX)

A NO-LOAD MUTUAL FUND

TABLE OF CONTENTS

Letter to Shareholders	2
Expense Example	4
Industry Sectors	5
Schedule of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	15

Provident Trust Strategy Fund (PROVX)
Letter to Shareholders (Unaudited)

April 1, 2018

Dear Fellow Provident Trust Strategy Fund Shareholders,

PROVX gained +10.35% for the first six months of our fiscal year beginning October 1, 2017, vs. the S&P 500’s +5.84% gain. During Provident’s tenure as portfolio manager (beginning September 9, 2002), PROVX gained 342.82% vs. 302.02% for the fully invested S&P 500, despite maintaining 20.4% average month end liquidity. The largest contributors for the March quarter were Cognizant Technology Solutions, Visa Inc. and TJX Companies, while Southwest Airlines, Home Depot, Inc. and UnitedHealth underperformed. Reflecting our positive outlook, PROVX’s equity exposure is 87.6%. We believe the following investment practices differentiate PROVX:

•	PROVX seeks to serve as the sole/core fund choice for investors seeking long-term growth of inflation-adjusted purchasing power.

•	Concentration: The top ten holdings represent 73.4% of total fund net assets and our equity allocation is 87.6%, representing 14 equity holdings.

•	Active management: The percentage of the portfolio that is different from the weightings of the S&P 500 is 91.9%.

•	Flexible asset allocation: During our tenure as portfolio manager, PROVX’s equity allocation has ranged from 29.8% to 97.1%.

•	Investment horizon: Portfolio turnover averaged 22.8% over the last ten years.

•	Manager commitment: 100% of the portfolio managers’ retirement assets are invested in PROVX.

For 2018, we forecast 3-4% GDP, 2% inflation, and a 2-4% 10-year Treasury yield range. We contend twenty years of 2% average inflation is a favorable background for forward equity returns; we forecast a 20-25X valuation range for the S&P 500 over the next 3-5 years vs. 2018’s 17X. S&P 500 2018 earnings, benefiting from corporate tax reform and improving GDP, should increase 15% to $150, which equates to a +5-25% 2018 S&P 500 return, including a -10-15% intra year decline.

Thank you for your interest in the Provident Trust Strategy Fund.

J. Scott Harkness, CFA
President

The Fund’s 1-year and annualized 5-year and 10-year returns through March 31, 2018 were: 24.41%, 13.49% and 9.95%, respectively. The S&P 500, the Fund’s benchmark index, 1-year and annualized 5-year and 10-year returns through March 31, 2018 were: 13.99%, 13.31% and 9.49%, respectively.

The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance since the above time period may be higher or lower than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.provfunds.com.

Although the Fund is no load, management and other expenses still apply. As per the Fund’s Prospectus dated January 31, 2018, the total annual gross operating expenses as a percentage of the value of your investment, which incorporates indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds otherwise known as Acquired Fund Fee Expenses or AFFE, for the fiscal year ended September 30, 2017 was 1.03%. After fee waivers and/or expense reimbursements, the total annual net expense ratio, or what the investor pays, was 1.01%. Provident has contractually agreed to cap the ratio of expenses to average net assets (excluding AFFE) at 1.00% through January 31, 2019.

Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  The Fund may invest in smaller and medium sized companies, which involve additional risk such as more limited liquidity and greater volatility.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedule of Investments in this report.

Price/Earnings: the ratio for valuing a company that measures its current share price relative to its per-share earnings.

Portfolio Liquidity: Cash, money market and bond portfolio component.

S&P 500: An unmanaged index, consisting of 500 selected common stocks, commonly used to measure the performance of U.S. stocks. It is not possible to invest directly into an index.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security. Current and future holdings are subject to risk.

Stocks are generally perceived to have more financial risk than bonds in that bond holders have a claim on firm operations or assets that is senior to that of equity holders. In addition, stock prices are generally more volatile than bond prices. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. A stock may trade with more or less liquidity than a bond depending on the number of shares and bonds outstanding, the size of the company, and the demand for the securities. Similarly, the transaction costs involved in trading a stock may be more or less than a particular bond depending on the factors mentioned above and whether the stock or bond trades upon an exchange. Depending on the entity issuing the bond, it may or may not afford additional protections to the investor, such as a guarantee of return of principal by a government or bond insurance company. There is typically no guarantee of any kind associated with the purchase of an individual stock. Bonds are often owned by individuals interested in current income while stocks are generally owned by individuals seeking price appreciation with income a secondary concern. The tax treatment of returns of bonds and stocks also differs given differential tax treatment of income versus capital gain. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

You may obtain a hard copy of the prospectus and the most recent performance data by calling (855) 739-9950 (also available at www.provfunds.com). Please read the statutory and summary prospectus carefully to consider the investment objectives, risks, charges and expenses before investing or sending money. The prospectus contains this and more information. Please read the prospectus carefully before investing.

Provident Trust Strategy Fund
Expense Example (Unaudited)

As a shareholder of the Provident Trust Strategy Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. You do not incur transaction costs such as sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees because the Fund does not charge these fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

In addition to the costs highlighted and described below, the only Fund transaction costs you might currently incur would be wire fees ($15 per wire), if you choose to have proceeds from a redemption wired to your bank account instead of receiving a check. Additionally, U.S. Bank charges an annual processing fee ($15) if you maintain an IRA account with the Fund. To determine your total costs of investing in the Fund, you would need to add any applicable wire or IRA processing fees you’ve incurred during the period to the costs provided in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The Fund does not charge any transactional fees, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	10/01/17	3/31/18	10/01/17 – 3/31/18
Provident Trust Strategy Fund
Actual	$1,000.00	$1,103.50	$5.24
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period between October 1, 2017 and March 31, 2018).

Provident Trust Strategy Fund
Industry Sectors
Percentage of Net Assets
March 31, 2018 (Unaudited)

Schedule of Investments
March 31, 2018 (Unaudited)

Shares		Cost	Value
COMMON STOCKS – 87.6% (a)

	Airlines – 5.4%
143,610	Southwest Airlines Co.	$2,456,018	$8,225,981

	Commercial Services, Finance – 4.0%
79,760	PayPal Holdings, Inc.*	2,484,205	6,051,391

	Computer Services – 15.0%
62,760	Accenture PLC, Cl A	1,824,144	9,633,660
166,340	Cognizant Technology Solutions Corp., Cl A	2,374,292	13,390,370
		4,198,436	23,024,030
	Distribution/Wholesale – 2.0%
55,100	Fastenal Co.	1,206,509	3,007,909

	Finance, Credit Card – 10.6%
136,110	Visa Inc.	2,250,668	16,281,478

	Finance, Investment Banker/Broker – 4.2%
123,010	The Charles Schwab Corp.	3,615,112	6,423,582

	Investment Management/Advisory Services – 5.8%
82,700	T. Rowe Price Group Inc.	6,567,574	8,929,119

The accompanying notes to financial statements are an integral part of this schedule.

Provident Trust Strategy Fund
Schedule of Investments (Continued)
March 31, 2018 (Unaudited)

Shares or
Principal
Amount		Cost	Value
COMMON STOCKS – 87.6% (a) (Continued)

	Medical, Health Maintenance Organization – 6.8%
48,470	UnitedHealth Group Inc.	$2,647,058	$10,372,580

	Retail, Building Products – 5.5%
47,530	The Home Depot, Inc.	3,971,270	8,471,747

	Retail, Discount – 4.1%
33,110	Costco Wholesale Corp.	5,136,792	6,238,918

	Retail, Major Department Stores – 5.3%
99,960	The TJX Companies, Inc.	1,939,075	8,152,738

	Super-Regional Banks – United States – 6.7%
68,120	PNC Financial Services Group, Inc.	3,619,855	10,302,469

	Web Portals/Internet Service Providers – 12.2%
9,000	Alphabet, Inc., Cl A*	2,346,650	9,334,260
9,000	Alphabet, Inc., Cl C*	2,332,746	9,286,110
		4,679,396	18,620,370
	Total common stocks	44,771,968	134,102,312

SHORT-TERM INVESTMENTS – 12.3% (a)

	Money Market Fund – 8.4%
12,815,426	Invesco Treasury Portfolio, Institutional Class, 1.59%^	12,815,426	12,815,426

	U.S. Treasury Securities – 3.9%
$6,000,000	U.S. Treasury Bills, 1.65%, due 6/21/2018†	5,980,965	5,977,450
	Total short-term investments	18,796,391	18,792,876
	Total investments – 99.9%	$63,568,359	152,895,188
	Other assets, less liabilities – 0.1% (a)		157,449
	TOTAL NET ASSETS – 100.0%		$153,052,637

(a)	Percentages for the various classifications relate to total net assets.
*	Non-income producing security.
^	The rate quoted is the annualized 7 day yield as of March 31, 2018.
†	The rate shown is as of March 31, 2018.
PLC – Public Limited Company

The accompanying notes to financial statements are an integral part of this schedule.

Provident Trust Strategy Fund
Statement of Assets and Liabilities
March 31, 2018 (Unaudited)

ASSETS:
Investments in securities, at value (cost $63,568,359)	$152,895,188
Receivables from shareholders for purchases	312,843
Dividends & interest receivable	13,431
Prepaid expenses	14,659
Total assets	153,236,121

LIABILITIES:
Payable to adviser for management fees	90,675
Payable to shareholders for redemptions	32,075
Payable to directors	4,930
Other liabilities	55,804
Total liabilities	183,484

Net assets	$153,052,637

NET ASSETS:
Capital Stock, $0.01 par value; 300,000,000 shares
authorized; 10,271,813 shares outstanding	$60,963,703
Net unrealized appreciation on investments	89,326,829
Accumulated net realized gain on investments	2,729,733
Undistributed net investment income	32,372
Net assets	$153,052,637

CALCULATION OF NET ASSET VALUE PER SHARE:
Net asset value, offering and redemption price per share
($153,052,637 ÷ 10,271,813 shares outstanding)	$14.90

The accompanying notes to financial statements are an integral part of this statement.

Provident Trust Strategy Fund
Statement of Operations
For the Six Month Period Ending March 31, 2018 (Unaudited)

INCOME:
Dividends	$805,723
Interest	63,389
Total investment income	869,112

EXPENSES:
Management fees	490,199
Transfer agent fees	75,982
Administration and accounting services	66,758
Professional fees	23,856
Registration fees	14,224
Directors fees	9,853
Printing and postage expense	7,051
Custodian fees	6,894
Other expenses	30,354
Total expenses before recoupment	725,171
Management fees recouped	25,343
Net expenses	750,514
NET INVESTMENT INCOME	118,598
NET REALIZED GAIN ON INVESTMENTS	2,759,104
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS	11,296,235
NET GAIN ON INVESTMENTS	14,055,339
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,173,937

The accompanying notes to financial statements are an integral part of this statement.

Provident Trust Strategy Fund
Statements of Changes in Net Assets
For the Six Month Period Ending March 31, 2018 (Unaudited) and For the Year Ended September 30, 2017

	2018	2017
OPERATIONS:
Net investment income	$118,598	$156,027
Net realized gain on investments	2,759,104	2,296,339
Net change in unrealized appreciation on investments	11,296,235	26,458,284
Net increase in net assets from operations	14,173,937	28,910,650

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
($0.01829 and $0.00983 per share, respectively)	(184,729)	(99,472)
Distributions from net realized gains
($0.2079 and $0.2212 per share, respectively)	(2,099,073)	(2,237,700)
Total distributions	(2,283,802)	(2,337,172)

FUND SHARE ACTIVITIES:
Proceeds from shares issued
(800,252 and 843,043 shares, respectively)	11,978,081	10,455,840
Net asset value of shares issued in distributions reinvested
(153,473 and 198,082 shares, respectively)	2,260,659	2,311,613
Cost of shares redeemed
(725,437 and 1,270,543 shares, respectively)	(10,813,613)	(15,407,965)
Net increase (decrease) in net assets derived from Fund share activities	3,425,127	(2,640,512)
TOTAL INCREASE	15,315,262	23,932,966

NET ASSETS AT THE BEGINNING OF THE PERIOD	137,737,375	113,804,409
NET ASSETS AT THE END OF THE PERIOD
(Includes undistributed net investment income of
$32,372 and $98,503, respectively)	$153,052,637	$137,737,375

The accompanying notes to financial statements are an integral part of these statements.

Provident Trust Strategy Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

	(Unaudited)
	For the Six
	Month Period
	Ending
	March 31,		Years Ended September 30,
	2018		2017	2016	2015	2014	2013
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$13.71		$11.08	$11.25	$11.55	$10.35	$9.32
Income from investment operations:
Net investment income (loss)(1)	0.01		0.02	0.01	0.02	(0.00)*	(0.00)*
Net realized and unrealized
gains on investments	1.41		2.84	0.69	0.59	1.35	1.29
Total from investment operations	1.42		2.86	0.70	0.61	1.35	1.29
Less distributions:
Distributions from net investment income	(0.02)		(0.01)	(0.01)	(0.01)	—	(0.03)
Distributions from net realized gains	(0.21)		(0.22)	(0.86)	(0.90)	(0.15)	(0.23)
Total from distributions	(0.23)		(0.23)	(0.87)	(0.91)	(0.15)	(0.26)
Net asset value, end of period	$14.90		$13.71	$11.08	$11.25	$11.55	$10.35

TOTAL RETURN	10.35	%(2)	26.19%	6.25%	5.41%	13.15%	14.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	153,053		137,737	113,804	103,496	127,070	171,408
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(3)	0.97	%(4)	1.02%	1.05%	1.01%	0.92%	1.00%
After expense reimbursement/recoupment(3)	1.00	%(4)	1.00%	1.00%	1.00%	0.92%	1.00%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement/recoupment(3)	0.19	%(4)	0.11%	0.05%	0.12%	(0.02%)	(0.01%)
After expense reimbursement/recoupment(3)	0.16	%(4)	0.13%	0.10%	0.13%	(0.02%)	(0.01%)
Portfolio Turnover Rate	0	%**(2)	7%	4%	10%	14%	9%

*	Amount is less than $0.005.
**	Percentage is less than 0.5%.
(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)	Not Annualized.
(3)
Expenses waived or reimbursed reflect reductions and expenses recouped reflect increases to total expenses, as discussed in notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recouped amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

(4)	Annualized.

The accompanying notes to financial statements are an integral part of this statement.

Provident Trust Strategy Fund
Notes to Financial Statements
March 31, 2018 (Unaudited)

(1)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies of Provident Mutual Funds, Inc. (the “Company”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and accordingly follows the investment company accounting and reporting guidance. The Company consists of one non-diversified fund – Provident Trust Strategy Fund (the “Fund”). The Company was incorporated under the laws of Wisconsin on May 23, 1986.

The investment objective of the Fund is long-term growth of capital.

(a)
Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter, bonds and short-term U.S. Treasury Bills are valued using an evaluated bid from a pricing service. Money market funds are valued at net asset value. Securities for which quotations are not readily available are valued at fair value as determined by the Fund’s investment adviser under the supervision of the Board of Directors. The fair value of a security may differ from the Fund’s last quoted price and the Fund may not be able to sell a security at the estimated fair value. Market quotations may not be available, for example, if trading in particular securities has halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of March 31, 2018, there were no securities that were internally fair valued.

In determining fair value, the Fund uses various valuation approaches. Generally accepted accounting principles in the United States of America (“GAAP”) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —	Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 —	Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of March 31, 2018, based on the inputs used to value them:

		Investments
Valuation Inputs		in Securities
Level 1 —	Common Stocks	$134,102,312
	Short-Term Money Market Fund	12,815,426
	Total Level 1	146,917,738
Level 2 —	Short-Term U.S. Treasury Securities	5,977,450
Level 3 —		—
Total		$152,895,188

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. During the period ended March 31, 2018, the Fund did not recognize any transfers between levels. The Fund did not invest in any Level 3 investments during the period.

See the Schedule of Investments for investments detailed by industry classification.

Provident Trust Strategy Fund
Notes to Financial Statements (Continued)
March 31, 2018 (Unaudited)

(b)
The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the value of such securities in determining net asset value in the same manner as other portfolio securities.  For the six month period ending March 31, 2018, there were no such securities.

(c)	Net realized gains and losses on sales of securities are computed on the identified cost basis. For financial reporting purposes, investment transactions are recorded on the trade date.

(d)
Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Fund records the amortization and accretion of discounts and premiums on securities purchased using the effective interest method in accordance with GAAP.

(e)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(f)
No provision has been made for federal income taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

(g)
The Fund has reviewed all open tax years and major jurisdictions, which include Federal and the state of Wisconsin, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the six month period ending March 31, 2018, the Fund did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities and, as of March 31, 2018, open federal tax years include tax years ended September 30, 2014 through 2017. The Fund has no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h)
GAAP requires that certain components of net assets relating to permanent differences be reclassified for financial and tax reporting. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. These reclassifications have no effect on net assets, results of operations or net asset value per share.

(i)
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statement disclosures.

(2)	Investment Adviser and Management Agreement and Transactions With Related Parties

The Company, on behalf of the Fund, entered into an investment advisory agreement (the “Advisory Agreement”) with Provident Trust Company (“PTC”), with whom certain officers and a director of the Fund are affiliated, to serve as the investment adviser. Under the terms of the Advisory Agreement, the Fund pays 0.75% on the first $30,000,000 of the average daily net assets, 0.65% on the average daily net assets in excess of $30,000,000 and less than $100,000,000 and 0.60% on the average daily net assets over $100,000,000. The Fund is responsible for paying a share of the compensation, benefits and expenses of its Chief Compliance Officer. For administrative convenience, PTC initially makes these payments and is later reimbursed by the Fund.

Provident Trust Strategy Fund
Notes to Financial Statements (Continued)
March 31, 2018 (Unaudited)

Pursuant to an expense cap/reimbursement agreement between PTC and the Company, PTC has agreed to waive a portion of its management fee and/or assume expenses for the Fund to the extent necessary to ensure that the Fund’s total operating expenses, excluding taxes, interest, brokerage commissions and other costs relating to portfolio securities transactions (including the costs, fees and expenses associated with the Fund’s investments in other investment companies) and other extraordinary expenses, do not exceed 1.00% of the Fund’s average daily net assets on an annual basis. The expense cap/reimbursement agreement will continue in effect until January 31, 2019 with successive renewal terms of one year unless terminated by PTC or the Company prior to any such renewal. PTC is entitled to recoup such amounts from the Fund for a period of up to three years from the date PTC reduced its compensation and/or assumed expenses for the Fund. As of March 31, 2018, the Adviser recouped $16,652 of reimbursement due to expire September 30, 2018 and $8,691 of reimbursement due to expire September 30, 2019. The cumulative unreimbursed amount paid by PTC is $67,654. PTC may recoup all or a portion of this amount no later than the dates stated below:

September 30, 2019	September 30, 2020
$45,728	$21,926

The Fund adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may charge a distribution and service fee equal to 0.25% (on an annualized basis) of the Fund’s average daily net assets. Amounts payable under the Plan are paid monthly for any activities or expenses primarily intended to result in the sale of shares of the Fund. For the six month period ending March 31, 2018, no such expenses were charged to shareholders.

Under the Company’s organizational documents, each director, officer, employee or other agent of the Company is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Company. Additionally, in the normal course of business, the Company, on behalf of the Fund, enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

As of March 31, 2018, the Adviser beneficially owned 18.10% of the outstanding shares of the Fund on behalf of its investment advisory clients. In addition, as of March 31, 2018, the Adviser’s employees, as participants in the Provident Trust Company Retirement Plan (the “Retirement Plan”), beneficially owned 15.33% of the outstanding shares of the Fund. As a result, as of March 31, 2018, in its capacity as sponsor of the Retirement Plan and investment manager of advisory accounts, the Adviser beneficially owned, in the aggregate, 33.43% of the outstanding shares of the Fund.

(3)	Loan Agreement

U.S. Bank, N.A. has made available to the Fund an unsecured line of credit for $14,000,000, pursuant to an amended Loan Agreement (“Agreement”) effective January 28, 2018, for the purpose of having cash available to satisfy redemption requests. Principal and interest on such loan under the Agreement is due not more than 20 days after the date of the loan. Amounts under the credit facility bear interest at a rate per annum equal to the current prime rate minus one percent on the amount borrowed (3.75% on March 31, 2018). The Agreement expires on January 27, 2019, however, it is renewable annually.  During the six month period ending March 31, 2018, the Fund did not utilize the lines of credit.

(4)	Distributions to Shareholders

Net investment income and net realized gains, if any, are distributed to shareholders at least annually. Distributions to shareholders are recorded on the ex-dividend date. On December 15, 2017, the Board of Directors declared a distribution of $0.01829186 per share from net investment income and $0.20785 from long-term capital gains, payable to shareholders of record on December 14, 2017.

(5)	Investment Transactions

For the six month period ending March 31, 2018, purchases and proceeds of sales of investment securities (excluding short-term securities and government securities) were $568,230 and $3,673,906, respectively.

Provident Trust Strategy Fund
Notes to Financial Statements (Continued)
March 31, 2018 (Unaudited)

(6)	Income Tax Information

The following information for the Fund is presented on an income tax basis as of September 30, 2017:

			Net		Distributable
	Gross	Gross	Unrealized	Distributable	Long-Term
Cost of	Unrealized	Unrealized	Appreciation	Ordinary	Capital
Investments	Appreciation	Depreciation	on Investments	Income	Gains
$59,518,527	$78,030,594	$(29,289)	$78,001,305	$98,503	$2,098,991

The difference between the cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax components of dividends paid during the six month period ending March 31, 2018 and the year ended September 30, 2017 are:

March 31, 2018		September 30, 2017
Ordinary	Long-Term	Ordinary	Long-Term
Income	Capital Gains	Income	Capital Gains
Distributions	Distributions	Distributions	Distributions
$184,729	$2,099,073	$99,674	$2,237,498

Provident Trust Strategy Fund
Additional Information (Unaudited)

For additional information about the Directors and Officers or for a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-855-739-9950 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Fund’s website at http://www.provfunds.com or the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities is available without charge by calling 1-855-739-9950, or on the Fund’s website at http://www.provfunds.com, or the website of the Commission no later than August 31 for the prior 12 months ending June 30. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Provident Trust Strategy Fund
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188

BOARD OF DIRECTORS
JOHN F. HENSLER
ROBERT H. MANEGOLD
THOMAS N. TUTTLE, JR.
WILLARD T. WALKER, JR.

INVESTMENT ADVISER
PROVIDENT TRUST COMPANY
N16 W23217 Stone Ridge Drive, Suite 310
Waukesha, Wisconsin 53188

ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
800-811-5311 or 414-765-4124

CUSTODIAN
U.S. BANK, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

DISTRIBUTOR
QUASAR DISTRIBUTORS, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
COHEN & COMPANY, LTD.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

LEGAL COUNSEL
GODFREY & KAHN, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)
A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1, Report to Shareholders, of this Form N-CSR.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a)  The registrant’s disclosure controls and procedures are periodically evaluated. The registrant’s officers have concluded that the registrant’s disclosure controls and procedures are adequate (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)  The Registrant’s internal controls are periodically evaluated. There were no changes in the  Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, such controls.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(a)(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Provident Mutual Funds, Inc.
Registrant

By    /s/J. Scott Harkness
J. Scott Harkness, President/Principal Executive Officer

Date    May 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Provident Mutual Funds, Inc.
Registrant

By    /s/J. Scott Harkness
J. Scott Harkness, President/Principal Executive Officer

Date    May 4, 2018

By    /s/Michael A. Schelble
Michael A. Schelble, Treasurer/Principal Financial Officer

Date    May 4, 2018